Income Tax (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax - Changes In Valuation Allowances Details 5
Balance, April 1	$ 4,459	$ 853	$ 700
Credited / (charged) to income tax expense		3,606	153
Balance, March 31	$ 4,459	$ 4,459	$ 853